Borrowings (Current) - Schedule of Borrowings Consist (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Secured Borrowings
Borrowings		$ 396,206	$ 1,728,190
Vehicle loan from Bank & financial institution [Member]
Secured Borrowings
Borrowings	[1]	31,943	10,044
Term Loans from a Bank [Member]
Secured Borrowings
Borrowings	[2]	161,129	227,983
Loan from Directors [Member]
Secured Borrowings
Borrowings		164,124	1,459,144
Cash Credit Facility [Member]
Secured Borrowings
Borrowings		39,010
Loan from a related party [Member]
Secured Borrowings
Borrowings			$ 31,019

[1]	i. The Company has an existing vehicle loan from a financial institution, secured by hypothecation of the respective vehicle. The loan is repayable in 36 equal monthly installments, of which 6 installments remain outstanding as at March 31, 2025. The loan carries an interest rate of 8.5% per annum.ii. During the year, the Company availed a new vehicle loan, also secured by the respective vehicle. The loan is repayable in 39 equal monthly installments, with 35 installments outstanding as at March 31, 2025. The applicable interest rate is 8.93% per annum.
[2]	The company has taken a fresh loan from the bank with a total limit of $ 3,000,000 (approx.), out of which the bank has disbursed $ 777,452. The loan is repayable in 50 monthly instalments. The loan carries an interest rate of 9.5% (Floating), Security offered for the Bank term Loan was as under: